POST-EMPLOYMENT BENEFITS - Benefit Plan Costs (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 121	$ 143
Past service recovery	(21)	(43)
Net interest cost	8	12
Net pension expense	108	112
Administrative expense	4	4
Total pension cost recognized in net income	112	116
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net interest cost	(81)	(73)
Administrative expense	3	3
Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	121	143
Past service recovery	(21)	(43)
Net interest cost	$ 89	$ 85